STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

Stock-based compensation granted includes stock options, performance stock awards, restricted stock awards and deferred directors’ compensation. Stock-based compensation expense was as follows:

	Three Months Ended March 31,
	2016	2015
	($ in millions)
Stock-based compensation	$4.4	$2.5
Mark-to-market adjustments	0.4	5.2
Total expense	$4.8	$7.7

The fair value of each stock option granted, which typically vests ratably over three years, but not less than one year, was estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Grant date	2016	2015
Dividend yield	6.09%	2.92%
Risk-free interest rate	1.35%	1.69%
Expected volatility	32%	34%
Expected life (years)	6.0	6.0
Weighted average grant fair value (per option)	$1.90	$6.80
Weighted average exercise price	$13.14	$27.40
Shares granted	1,670,400	776,750

Dividend yield for 2016 and 2015 was based on a historical average. Risk-free interest rate was based on zero coupon U.S. Treasury securities rates for the expected life of the options. Expected volatility was based on our historical stock price movements, as we believe that historical experience is the best available indicator of the expected volatility. Expected life of the option grant was based on historical exercise and cancellation patterns, as we believe that historical experience is the best estimate of future exercise patterns.

STOCK-BASED COMPENSATION

Stock-based compensation expense was allocated to the operating segments for the portion related to employees whose compensation would be included in cost of goods sold with the remainder recognized in corporate/other.  There were no significant capitalized stock-based compensation costs.  Stock-based compensation granted includes stock options, performance stock awards, restricted stock awards and deferred directors’ compensation.  Stock-based compensation expense was as follows:

	Years ended December 31,
	2015	2014	2013
	($ in millions)
Stock-based compensation	$11.5	$9.2	$13.3
Mark-to-market adjustments	(3.0)	(3.6)	4.2
Total expense	$8.5	$5.6	$17.5

Stock Plans

Under the stock option and long-term incentive plans, options may be granted to purchase shares of our common stock at an exercise price not less than fair market value at the date of grant, and are exercisable for a period not exceeding ten years from that date.  Stock options, restricted stock and performance shares typically vest over three years.  We issue shares to settle stock options, restricted stock and share-based performance awards.  In 2015, 2014 and 2013 long-term incentive awards included stock options, performance share awards and restricted stock.  The stock option exercise price was set at the fair market value of common stock on the date of the grant, and the options have a ten-year term.

Stock option transactions were as follows:

				Exercisable
	Shares	Option Price	Weighted-Average Option Price	Options	Weighted-Average Exercise Price
Outstanding at January 1, 2015	4,133,753	$14.28-27.64	$20.14	2,976,870	$18.50
Granted	776,750	27.40	27.40
Exercised	(147,608)	14.28-25.57	20.11
Canceled	(42,790)	23.28-27.40	25.14
Outstanding at December 31, 2015	4,720,105	$14.28-27.65	$21.29	3,371,449	$19.28

At December 31, 2015, the average exercise period for all outstanding and exercisable options was 65 months and 50 months, respectively.  At December 31, 2015, the aggregate intrinsic value (the difference between the exercise price and market value) for outstanding options was $2.5 million and exercisable options was $2.5 million.  The total intrinsic value of options exercised during the years ended December 31, 2015, 2014 and 2013 was $1.3 million, $3.9 million and $4.2 million, respectively.

The total unrecognized compensation cost related to unvested stock options at December 31, 2015 was $5.3 million and was expected to be recognized over a weighted-average period of 1.3 years.

The following table provides certain information with respect to stock options exercisable at December 31, 2015:

Range of Exercise Prices	Options Exercisable	Weighted-Average Exercise Price	Options Outstanding	Weighted-Average Exercise Price
Under $16.00	916,046	$15.05	916,046	$15.05
$16.00 – $22.00	1,870,281	19.85	1,870,281	19.85
Over $22.00	585,122	24.11	1,933,778	25.65
	3,371,449		4,720,105

At December 31, 2015, common shares reserved for issuance and available for grant or purchase under the following plans consisted of:

	Number of Shares
Stock Option Plans	Reserved for Issuance	Available for Grant or Purchase(1)
2000 long term incentive plan	277,586	2,911
2003 long term incentive plan	389,921	10,138
2006 long term incentive plan	1,591,479	168,783
2009 long term incentive plan	2,762,161	506,610
2014 long term incentive plan	3,000,000	2,009,000
Total under stock option plans	8,021,147	2,697,442

	Number of Shares
Stock Purchase Plans	Reserved for Issuance	Available for Grant or Purchase
1997 stock plan for non-employee directors	572,978	567,476
Employee deferral plan	45,627	45,623
Total under stock purchase plans	618,605	613,099

(1)	All available to be issued as stock options, but includes a sub-limit for all types of stock awards of 1,420,442 shares.

Under the stock purchase plans, our non-employee directors may defer certain elements of their compensation into shares of our common stock based on fair market value of the shares at the time of deferral.  Non-employee directors annually receive stock grants as a portion of their director compensation.  Of the shares reserved under the stock purchase plans at December 31, 2015, 5,501 shares were committed.

Performance share awards are denominated in shares of our stock and are paid half in cash and half in stock.  Payouts are based on Olin’s average annual return on capital over a three-year performance cycle in relation to the average annual return on capital over the same period among a portfolio of public companies which are selected in concert with outside compensation consultants.  The expense associated with performance shares is recorded based on our estimate of our performance relative to the respective target.  If an employee leaves the company before the end of the performance cycle, the performance shares may be prorated based on the number of months of the performance cycle worked and are settled in cash instead of half in cash and half in stock when the three-year performance cycle is completed.  Performance share transactions were as follows:

	To Settle in Cash		To Settle in Shares
	Shares	Weighted-Average Fair Value per Share	Shares	Weighted-Average Fair Value per Share
Outstanding at January 1, 2015	290,917	$23.04	281,000	$23.46
Granted	126,000	27.40	126,000	27.40
Paid/Issued	(105,611)	23.04	(101,000)	21.92
Converted from shares to cash	2,111	24.42	(2,111)	24.42
Canceled	(1,889)	25.83	(1,889)	26.49
Outstanding at December 31, 2015	311,528	$17.48	302,000	$25.59
Total vested at December 31, 2015	201,528	$17.48	192,000	$24.81

The summary of the status of our unvested performance shares to be settled in cash were as follows:

	Shares	Weighted-Average Fair Value per Share
Unvested at January 1, 2015	87,334	$23.04
Granted	126,000	27.40
Vested	(101,445)	17.48
Canceled	(1,889)	25.83
Unvested at December 31, 2015	110,000	$17.48

At December 31, 2015, the liability recorded for performance shares to be settled in cash totaled $3.5 million.  The total unrecognized compensation cost related to unvested performance shares at December 31, 2015 was $4.9 million and was expected to be recognized over a weighted-average period of 1.2 years.